Consolidated Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans, including fees	$ 7,928	$ 8,926
Investments
Taxable	540	521
Tax-exempt	154	159
Mortgage-backed securities	621	784
Total interest income	9,243	10,390
Interest Expense
Deposits (Note 7)	1,034	1,549
Borrowings	620	713
Total interest expense	1,654	2,262
Net Interest Income - Before provision for loan losses	7,589	8,128
Provision for Loan Losses (Note 3)	1,367	284
Net Interest Income - After provision for loan losses	6,222	7,844
Other Income
Service charges and other fees	760	730
Net gain on sale of investments	47
Net gain on sale of loans	587	388
Loan servicing fees	656	581
Insurance and brokerage commissions	149	158
Other	77	75
Total other income	2,276	1,932
Operating Expenses
Compensation and employee benefits (Note 12)	4,913	4,622
FDIC Insurance premiums	189	224
Amortization of intangible assets	177	292
Advertising	156	134
Occupancy and equipment	959	1,049
Data processing service bureau	306	301
Professional fees	424	433
Other	1,588	1,979
Total operating expenses	8,712	9,034
Income (Loss) - before income tax expense	(214)	742
Income tax expense (Note 9)
Net income (loss)	(214)	742
Comprehensive Income (Loss):
Net Income (Loss)	(214)	742
Change in unrealized gain on available-for-sale securities, net of tax	79	522
Comprehensive Income (Loss)	$ (135)	$ 1,264
Net income (loss) per share
Basic	$ (0.07)	$ 0.26
Diluted	$ (0.07)	$ 0.26
Dividends per common share